CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Restricted cash	¥ 1,893,454	$ 290,185	¥ 195,000
Accounts receivable - third parties, net	228,892,662	35,079,335	206,629,418
Prepayments and other current assets	139,257,239	21,342,106	113,775,649
Short-term borrowings, including current portion of long-term borrowings	20,000,000	3,065,134	26,838,032
Accounts payable	131,599,482	20,168,503	148,828,041
Contract liabilities	95,992,689	14,711,523	111,953,381
Amounts due to a related party (including amounts due to a related party of VIE without recourse to the Company of RMB3,180,095 and RMB2,813,041 as of December 31, 2019 and 2020, respectively)	2,813,041	431,117	3,180,095
Accrued expenses and other current liabilities	93,967,456	$ 14,401,143	68,768,498
Long-term borrowings			96,190,363
VIE
Restricted cash	1,893,454		195,000
Accounts receivable - third parties, net	221,613,966		203,270,317
Prepayments and other current assets	125,859,963		97,632,903
Short-term borrowings, including current portion of long-term borrowings	20,000,000		26,838,032
Accounts payable	122,079,582		135,194,396
Contract liabilities	95,964,616		108,950,803
Amounts due to a related party (including amounts due to a related party of VIE without recourse to the Company of RMB3,180,095 and RMB2,813,041 as of December 31, 2019 and 2020, respectively)	2,813,041		3,180,095
Amounts due to VIE	230,086,500
Accrued expenses and other current liabilities	82,674,385		52,880,022
Long-term borrowings	0		96,190,363
VIE | Accounts receivables
Accounts receivable - third parties, net	0		168,249,612
VIE | Other receivables
Prepayments and other current assets	¥ 0		¥ 10,610,652
Series A Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Shares, par value | $ / shares		$ 0.0001		$ 0.0001
Redeemable Convertible Preferred, shares authorized | shares	18,642,038	18,642,038	18,642,038
Redeemable Convertible Preferred Shares, shares issued | shares	18,642,038	18,642,038	18,642,038
Redeemable Convertible Preferred Shares, shares outstanding | shares	18,642,038	18,642,038	18,642,038
Redeemable Convertible Preferred Shares, Redemption value	¥ 648,327,522		¥ 183,371,326
Redeemable Convertible Preferred Shares, Liquidation value	¥ 29,420,005		¥ 29,118,733
Series B Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Shares, par value | $ / shares		$ 0.0001		0.0001
Redeemable Convertible Preferred, shares authorized | shares	19,617,225	19,617,225	19,617,225
Redeemable Convertible Preferred Shares, shares issued | shares	19,617,225	19,617,225	19,617,225
Redeemable Convertible Preferred Shares, shares outstanding | shares	19,617,225	19,617,225	19,617,225
Redeemable Convertible Preferred Shares, Redemption value	¥ 686,082,312		¥ 212,123,212
Redeemable Convertible Preferred Shares, Liquidation value	104,747,884		103,675,227
Series C Redeemable Convertible Preferred Stock
Amounts due to VIE	¥ 230,086,500		¥ 0
Redeemable Convertible Preferred Shares, par value | $ / shares		$ 0.0001		0.0001
Redeemable Convertible Preferred, shares authorized | shares	44,659,956	44,659,956	44,659,956
Redeemable Convertible Preferred Shares, shares issued | shares	44,659,956	44,659,956	44,659,956
Redeemable Convertible Preferred Shares, shares outstanding | shares	44,659,956	44,659,956	44,659,956
Redeemable Convertible Preferred Shares, Redemption value	¥ 1,579,397,468		¥ 613,766,867
Redeemable Convertible Preferred Shares, Liquidation value	¥ 556,267,838		¥ 550,571,448
Series D Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Shares, par value | $ / shares		$ 0.0001		0.0001
Redeemable Convertible Preferred, shares authorized | shares	12,462,157	12,462,157	12,462,157
Redeemable Convertible Preferred Shares, shares issued | shares	12,462,157	12,462,157	12,462,157
Redeemable Convertible Preferred Shares, shares outstanding | shares	12,462,157	12,462,157	12,462,157
Redeemable Convertible Preferred Shares, Redemption value	¥ 444,789,375		¥ 205,776,240
Redeemable Convertible Preferred Shares, Liquidation value	¥ 207,905,267		¥ 205,776,240
Series E Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Shares, par value | $ / shares		$ 0.0001		0.0001
Redeemable Convertible Preferred, shares authorized | shares	20,137,444	20,137,444	13,040,152
Redeemable Convertible Preferred Shares, shares issued | shares	20,137,444	20,137,444	13,040,152
Redeemable Convertible Preferred Shares, shares outstanding | shares	20,137,444	20,137,444	13,040,152
Redeemable Convertible Preferred Shares, Redemption value	¥ 720,043,550		¥ 229,103,777
Redeemable Convertible Preferred Shares, Liquidation value	¥ 330,572,837		¥ 229,103,777
Series F Redeemable Convertible Preferred Shares
Redeemable Convertible Preferred Shares, par value | $ / shares		$ 0.0001		0.0001
Redeemable Convertible Preferred, shares authorized | shares	43,381,194	43,381,194	0
Redeemable Convertible Preferred Shares, shares issued | shares	31,581,509	31,581,509	0
Redeemable Convertible Preferred Shares, shares outstanding | shares	31,581,509	31,581,509	0
Redeemable Convertible Preferred Shares, Redemption value	¥ 1,133,364,034
Redeemable Convertible Preferred Shares, Liquidation value	¥ 599,932,345
Class A ordinary shares
Ordinary Shares, par value | $ / shares		$ 0.0001
Ordinary Shares, shares authorized | shares	126,242,010	126,242,010	214,973,841
Ordinary Shares shares issued | shares	41,932,446	41,932,446	34,724,614
Ordinary Shares, shares outstanding | shares	34,795,851	34,795,851	24,869,721
Class B ordinary Shares
Ordinary Shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary Shares, shares authorized | shares	214,857,976	214,857,976	170,492,060
Ordinary Shares shares issued | shares	55,957,962	55,957,962	55,957,962
Ordinary Shares, shares outstanding | shares	55,957,962	55,957,962	55,957,962